Commitments and Contingencies - Additional Information (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended				36 Months Ended
	Mar. 31, 2023	Dec. 31, 2023 USD ($) m³	Dec. 31, 2027 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) m³	Dec. 31, 2026	Feb. 26, 2026 vessel	Feb. 02, 2026 USD ($)	Jan. 08, 2026 vessel	Dec. 31, 2025 USD ($)	Dec. 31, 2025 vessel	Dec. 31, 2025	Dec. 31, 2025 m³	Dec. 31, 2025 term_loan	Dec. 31, 2025 lease	Jan. 27, 2025 vessel m³	Dec. 31, 2022 USD ($) vessel m³
Stonepeak Transaction [Line Items]
Number of vessels					15							16				2
Other (expense) income				$ (21,499)	$ (16,032)	$ 21,110
Restricted cash – current		$ 2,910			9,210	2,910					$ 14,455							$ 42,376
Long-term debt, current maturities					177,093						296,188
Advances on newbuilding contracts (note 14a)					243,186						301,597
Number of EUAs													250,201
number of newbuildings on order | vessel								1				2						5
Volume of vessels (in cubic meter) | m³														174,000				174,000
Other Commitments [Line Items]
EU ETS emission inclusion percentage [Axis]													40.00%
Number of EUAs													250,201
EUA purchase amount					70						5,216
Other current assets (note 14f)					6,619						16,501
Working Capital Surplus (Deficit)											407,700
Current portion of long-term debt (note 10)					177,093						296,188
Regulatory period							three
number of newbuildings on order | vessel								1				2						5
EU ETS emission inclusion percentage, Year 1													70.00%
EU ETS emission inclusion percentage, Year 2													100.00%
Other general expenses					3,171						2,804
Unrecorded Unconditional Purchase Obligation [Line Items]
Volume of vessels (in cubic meter) | m³														174,000				174,000
Lessee Option to Purchase Underlying Asset			$ 129,300		283,500	$ 107,800
Subsequent Event
Stonepeak Transaction [Line Items]
Advances on newbuilding contracts (note 14a)									$ 48,900
United Kingdom
Stonepeak Transaction [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.00%	25.00%
Equity Method Investee
Stonepeak Transaction [Line Items]
Advances on newbuilding contracts (note 14a)											65,600
Sublease payments
Stonepeak Transaction [Line Items]
Operating lease, payments					387,600						415,200
Exmar LPG Joint Venture
Stonepeak Transaction [Line Items]
Number of vessels | vessel												18
Carrying value of guarantee liability					700						1,100
number of newbuildings on order | vessel										1		4					4
Volume of vessels (in cubic meter) | m³		45,000				45,000											40,000
Other Commitments [Line Items]
number of newbuildings on order | vessel										1		4					4
Unrecorded Unconditional Purchase Obligation [Line Items]
Volume of vessels (in cubic meter) | m³		45,000				45,000											40,000
Bahrain LNG Joint Venture
Stonepeak Transaction [Line Items]
Number of vessels | vessel												0
number of newbuildings on order | vessel												0
Other Commitments [Line Items]
number of newbuildings on order | vessel												0
Bahrain LNG Joint Venture | Construction [Member]
Stonepeak Transaction [Line Items]
Total $											5,900
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $											5,900
Teekay Tangguh Joint Venture
Stonepeak Transaction [Line Items]
Number of vessels | vessel												2
Time charter in contract				20 years
Carrying value of guarantee liability					3,800						3,300
Teekay Tangguh Joint Venture | Sublease payments
Stonepeak Transaction [Line Items]
Operating lease, payments		$ 27,500				$ 27,500												$ 23,900
Other Regulatory Assets (Liabilities)
Other Commitments [Line Items]
Other current assets (note 14f)					6,474						16,373
Other Regulatory Assets (Liabilities) | EUA commitment
Other Commitments [Line Items]
Other current assets (note 14f)					6,404						11,157
Unasserted Claim | Teekay Tangguh Joint Venture
Stonepeak Transaction [Line Items]
Estimated tax indemnification					1,600						1,600
Other Regulatory Assets (Liabilities)
Other Commitments [Line Items]
Other general expenses					18,356						41,937
Seapeak LLC | Unasserted Claim | Teekay Tangguh Joint Venture
Stonepeak Transaction [Line Items]
Estimated tax indemnification					1,100						1,100
EUA commitment | Other Regulatory Assets (Liabilities)
Other Commitments [Line Items]
Other general expenses					18,356						41,937
SeaRiver LNG Newbuildings
Unrecorded Unconditional Purchase Obligation [Line Items]
Lessee Option to Purchase Underlying Asset				$ 235,000
SeaRiver LNG Newbuildings | Minimum
Unrecorded Unconditional Purchase Obligation [Line Items]
Sale Leaseback Transaction, Lease Term				10 years
Affiliated Entity [Member]
Other Commitments [Line Items]
Due from Affiliates, Current					19,679						24,087
Affiliated Entity [Member] | Other Regulatory Assets (Liabilities)
Other Commitments [Line Items]
Due from Affiliates, Current					$ 11,524						$ 25,116
SeaRiver Newbuildings Bridge Loans
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of term loans | term_loan															2
Teekay Tangguh Joint Venture | Seapeak LLC
Stonepeak Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				70.00%
Teekay Tangguh Joint Venture | Seapeak LLC | Unasserted Claim
Stonepeak Transaction [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				70.00%